OTHER ASSETS AND LIABILITIES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other current assets:
Value added tax ("VAT") receivables	₺ 341,056	₺ 556,158
Prepaid expenses	312,755	248,390
Advances given	107,011	10,967
Prepaid tax	43,226	26,734
Restricted cash held at central banks in respect of customers	15,000
Other	45,265	4,865
Total	864,313	847,114
Other non-current assets:
Prepaid expenses	32,736	42,220
VAT receivables		60,867
Other	984	750
Total	33,720	103,837
Other current liabilities:
Deferred income	318,052	7,588
Taxes and funds payable	163,683	194,575
Expense accruals	119,262	98,977
Refund liability	56,644	24,963
Received upfront fee under ADS program	54,307	54,159
Payable to personnel	9,856	176,862
Other liabilities	34,585	69,062
Total	756,389	626,186
Other non-current liabilities:
Deferred income	209,199
Received upfront fee under ADS program	193,636	241,552
Total	₺ 402,835	₺ 241,552
American Depositary Shares fees collection period	7 years